Taxes (Details Narrative) - CNY (¥)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Tax rate	75.00%
Income tax	¥ 49,000
Income tax net	937,000
Unrecognized uncertain tax positions	¥ 0	¥ 0
HONG KONG
Tax rate	16.50%
SINGAPORE
Tax rate	17.00%
Taxable income rate	50.00%
CHINA
Income tax, description	Korgas Weidong was formed and registered in Korgas, Xinjiang Uygur Autonomous Region, China in 2020. The company is not subject to income tax for 5 years and can obtain another two years of tax-exempt status and three years at reduced income tax rate of 12.5% after the 5 years due to the local tax policies to attract companies in various industries.